SUBSEQUENT EVENTS (Narrative) (Details) - Convertible Note [Member] $ / shares in Units, $ in Thousands, $ in Thousands	Aug. 07, 2026 CAD ($) Shares $ / shares	Aug. 07, 2026 USD ($) Shares	Jul. 01, 2026 CAD ($) Shares $ / shares shares	Jul. 01, 2026 USD ($) Shares	Aug. 07, 2026 USD ($)	Jul. 01, 2026 USD ($) shares	Jun. 30, 2026	Jan. 26, 2026	Jan. 21, 2026
Disclosure of non-adjusting events after reporting period [line items]
Loan bearing interest rate								8.00%	14.00%
Beneficial ownership cap							4.99%
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan bearing interest rate	14.00%		8.00%		14.00%	8.00%
Number of common shares issued upon partial conversion of convertible debentures | shares			1,815,000			1,815,000
Partial conversion into common shares			$ 310	$ 218
Average exercise price			$ 0.12
Subsequent Event [Member] | Sixth Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares			$ 289	$ 203
Principal amount			$ 321			$ 225
Description of conversion			which is convertible into the Company’s common shares, no par value per share, at a purchase price equal to 90% of the Sixth Subscription Amount	which is convertible into the Company’s common shares, no par value per share, at a purchase price equal to 90% of the Sixth Subscription Amount
Number of warrants issued for common shares | Shares			1,483,386	1,483,386
Exercise price of warrants			$ 0.22
Term of warrants			5 years	5 years
Variable price per share			$ 0.15
Floor price per share			$ 0.03
Subsequent Event [Member] | Seventh Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares	$ 321	$ 225
Principal amount	$ 356				$ 250
Description of conversion	which is convertible into the Company’s common shares at a purchase price equal to 90% of the Seventh Subscription Amount	which is convertible into the Company’s common shares at a purchase price equal to 90% of the Seventh Subscription Amount
Number of warrants issued for common shares | Shares	2,052,545	2,052,545
Exercise price of warrants	$ 0.17
Term of warrants	5 years	5 years
Variable price per share	$ 0.12
Floor price per share	$ 0.02